Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Comprehensive Income
Net unrealized holding gains (losses) on securities available for sale arising during period, tax effects	$ (7,004)	$ (2,586)	$ (16,585)
Reclassification adjustment for losses on securities available for sale included in net income, tax effects	30	1,671	919
Reclassification adjustment for impairment charges on available for sale securities included in net income, tax effects	$ 0	$ 0	$ 124